Investments - Carrying amounts of other invested assets (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Investments [Line Items]
Investment real estate		$ 1,831	$ 2,349
All other investments		573	691
Total	[1]	10,418	10,567
Accumulated depreciation on investment in real estate		616	493
Total derivatives with related parties
Investments [Line Items]
Total		6	11
Fortitude
Investments [Line Items]
All other investments		156	100
Private equity funds/hedge funds
Investments [Line Items]
Alternative investments		8,014	7,527
Hedge Funds
Investments [Line Items]
Total		$ 884	$ 1,000
Percentage available for redemption in current fiscal year		77.00%	73.00%
Percentage available for redemption in the six years following the current fiscal year		23.00%	27.00%
Private equity funds
Investments [Line Items]
Alternative investments		$ 5,163	$ 4,310
Total		7,100	6,500
Affordable Housing Partnerships
Investments [Line Items]
Accumulated depreciation on investment in real estate		$ 124	$ 123

[1]	See Note 9 for details of balances associated with variable interest entities